Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents	6. Cash and cash equivalents

	December 31, 2020	December 31, 2019

Cash	$371,057	$173,801
Short-term bank deposits	80,905	3,941
	$451,962	$177,742